Financial risk management (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2018:

	U.S. dollars		Euro		Russian roubles		Others(1)		Total
Assets:
Cash and cash equivalents	Rs.	392	Rs.	62	Rs.	56	Rs.	512	Rs.	1,022
Other investments		-		-		-		20		20
Trade and other receivables		25,427		437		6,691		2,592		35,147
Other assets		125		85		260		196		666
Total	Rs.	25,944	Rs.	584	Rs.	7,007	Rs.	3,320	Rs.	36,855
Liabilities:
Trade and other payables	Rs.	3,526	Rs.	1,658	Rs.	2	Rs.	1,118	Rs.	6,304
Long-term borrowings		4,888		-		-		-		4,888
Short-term borrowings		19,552		-		2,378		178		22,108
Other liabilities and provisions		5,147		104		1,896		770		7,917
Total	Rs.	33,113	Rs.	1,762	Rs.	4,276	Rs.	2,066	Rs.	41,217

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2017:

	U.S. dollars		Euro		Russian roubles		Others(1)		Total
Assets:
Cash and cash equivalents	Rs.	130	Rs.	87	Rs.	59	Rs.	840	Rs.	1,116
Other investments		-		-		-		14		14
Trade and other receivables		24,581		567		6,259		2,121		33,528
Other assets		458		-		70		33		561
Total	Rs.	25,169	Rs.	654	Rs.	6,388	Rs.	3,008	Rs.	35,219
Liabilities:
Trade and other payables	Rs.	2,323	Rs.	903	Rs.	-	Rs.	328	Rs.	3,554
Long-term borrowings		4,865		-		76		-		4,941
Short-term borrowings		12,970		-		4,023		-		16,993
Bank overdraft		86		-		-		-		86
Other liabilities and provisions		6,660		117		1,640		622		9,039
Total	Rs.	26,904	Rs.	1,020	Rs.	5,739	Rs.	950	Rs.	34,613

(1) Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus and Ukrainian hryvnia.

Analysis Of Age Of Trade And Other Receivables That Are Past Due But Not Impaired [Table Text Block]
The Company’s credit period for customers generally ranges from 20 - 180 days. The aging of trade and other receivables that are past due but not impaired is given below:

	As of March 31,
Period (in days)	2018		2017
1 – 90	Rs.	4,510	Rs.	8,380
90 – 180		177		707
More than 180		1,303		1,376
Total	Rs.	5,990	Rs.	10,463

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2018:

Particulars	2019		2020		2021		2022		Thereafter		Total
Trade and other payables	Rs.	16,052	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,052
Bank overdraft, short-term loans and borrowings		25,562		-		-		-		-		25,562
Other liabilities and provisions		19,885		92		16		16		703		20,712
Derivative financial instruments - liabilities		85		-		-		-		-		85

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long term loans, borrowings and obligations under finance leases, which have been disclosed in Note 17 to these consolidated financial statements) as at March 31, 2017:

Particulars	2018		2019		2020		2021		Thereafter		Total
Trade and other payables	Rs.	13,417	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	13,417
Bank overdraft, short-term loans and borrowings		43,626		-		-		-		-		43,626
Other liabilities and provisions		19,564		88		7		9		723		20,391
Derivative financial instruments - liabilities		10		-		-		-		-		10